Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Cash and cash equivalents	$ 198,122	$ 145,530	$ 103,736	$ 96,884
Short-term cash deposits	25,000
Trade and other receivables	11,185	11,156
Credit risk
Financial Risk Management
Cash and cash equivalents	198,122	145,530
Short-term cash deposits	25,000
Trade and other receivables	11,185	$ 11,156
Derivative financial instruments	$ 3,576
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue	44.00%	56.00%	73.00%